Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies
13.	Commitments and Contingencies

Renovation and Expansion Projects. As of December 31, 2011, the Company had started: (i) construction of a 250-bed general acute care hospital to ultimately replace the south campus facility at its Poplar Bluff Regional Medical Center in Poplar Bluff, Missouri; (ii) several hospital renovation and expansion projects; and (iii) various information technology hardware and software upgrades. Additionally, management estimates that the remaining cost to build and equip a replacement hospital for Walton Regional Medical Center in Monroe, Georgia will range from $20 million to $25 million. The Company is currently obligated to complete construction of this replacement hospital no later than December 31, 2012. Management does not believe that any of the Company's construction, renovation and/or expansion projects are individually significant or that they represent, in the aggregate, a material commitment of the Company's resources.

Standby Letters of Credit. At December 31, 2011, the Company maintained approximately $104.4 million of standby letters of credit in favor of third parties with various expiration dates through February 21, 2013; however, such amount was reduced to $54.1 million on February 17, 2012. The December 31, 2011 balance reflected a transitional period after completion of the 2011 Debt Restructuring.

Physician and Physician Group Guarantees. The Company is committed to providing financial assistance to physicians and physician groups practicing in the communities that its hospitals serve through certain recruiting arrangements and professional services agreements. At December 31, 2011, the Company was committed to non-cancelable guarantees of approximately $73.0 million under such arrangements. The actual amounts advanced will depend on the financial results of each physician's and physician group's private practice during the related contractual measurement period, which generally approximates one to two years. Amounts advanced under these agreements are considered to be loans. Provided that the physician or physician group continues to practice in the community served by the Company's hospital, the loan is generally forgiven on a pro rata basis over a period of 12 to 24 months. Management believes that the recorded liabilities for physician and physician group guarantees of $30.2 million and $10.3 million at December 31, 2011 and 2010, respectively, are adequate and reasonable; however, there can be no assurances that the ultimate liability will not exceed management's estimates. Estimated guarantee liabilities and the related intangible assets are predicated on historical payment patterns and an evaluation of the facts and circumstances germane to the specific contract under review. If the costs of these arrangements exceed management's estimates, the liabilities could materially increase.

Professional Liability Risks. The Company uses its wholly owned captive insurance subsidiary and its risk retention group subsidiary, which are domiciled in the Cayman Islands and South Carolina, respectively, to self-insure a significant portion of its professional liability risks. Those subsidiaries, which are collectively referred to as the "Insurance Subsidiaries," provide (i) claims-made coverage to all of the Company's hospitals and other health care facilities and (ii) occurrence-basis coverage to most of the Company's employed physicians. The employed physicians not covered by the Insurance Subsidiaries generally maintain claims-made policies with unrelated third party insurance companies. To mitigate the exposure of the program covering the Company's hospitals and other health care facilities, the Insurance Subsidiaries buy claims-made reinsurance policies from unrelated third parties for claims above certain self-retention levels.

The Company's discounted reserves for indemnity losses and related loss expenses, net of amounts estimated to be recoverable under reinsurance policies, were approximately $215.6 million and $180.9 million at December 31, 2011 and 2010, respectively. Such amounts were derived using a discount rate of 1.00% and a weighted average payment duration of approximately three years. A 50 basis point reduction in the discount rate during the year ended December 31, 2010, which was reflective of changes in market conditions, increased the Company's net reserves by $2.4 million at December 31, 2010. See Note 12 for a change in GAAP that affected the Company's balance sheet presentation of its discounted reserves for indemnity losses and related loss expenses. The Company's undiscounted reserves for professional liability risks, net of amounts estimated to be recoverable under reinsurance policies, were $221.4 million and $185.8 million at December 31, 2011 and 2010, respectively. The Company included $40.4 million and $53.4 million in accrued expenses and other liabilities in the consolidated balance sheets at December 31, 2011 and 2010, respectively, to reflect the estimated loss and loss expense payments that are projected to be satisfied within one year of those balance sheet dates. The Company recorded total expenses for its professional liability risks of $66.3 million, $68.6 million and $60.5 million during the years ended December 31, 2011, 2010 and 2009, respectively. Such expenses, which include indemnity losses, related loss expenses, interest accretion on discounted reserves and cumulative adjustments for changes in the discount rate, were determined using actuarially-based techniques and methodologies and have been included in other operating expenses in the Company's consolidated statements of income.

Considerable subjectivity, variability and judgment are inherent in professional liability risk estimates. Although management believes that the amounts included in the Company's consolidated financial statements are adequate and reasonable, there can be no assurances that the ultimate liability for professional liability matters will not exceed management's estimates. If actual indemnity losses and loss expenses exceed management's projections of claim activity and/or the projected claim payment duration differs from management's estimates, the Company's reserves could be materially adversely affected. Additionally, there can be no assurances that the reinsurance policies procured by the Insurance Subsidiaries will be adequate for the Company's professional liability profile.

Ascension Health Lawsuit. On February 14, 2006, Health Management Associates, Inc. (referred to as "Health Management" for the remainder of this Note 13) announced the termination of non-binding negotiations with Ascension Health ("Ascension") and the withdrawal of a non-binding offer to acquire Ascension's St. Joseph Hospital, a general acute care hospital in Augusta, Georgia. On June 8, 2007, certain Ascension subsidiaries filed a lawsuit against Health Management, entitled St. Joseph Hospital, Augusta, Georgia, Inc. et al. v. Health Management Associates, Inc., in Georgia Superior/State Court of Richmond County claiming that Health Management (i) breached an agreement to purchase St. Joseph Hospital and (ii) violated a confidentiality agreement. The plaintiffs claim at least $40 million in damages. Health Management removed the case to the U.S. District Court for the Southern District of Georgia, Augusta Division (No. 1:07-CV-00104). On July 13, 2010, the plaintiffs filed a motion for partial summary judgment and Health Management filed a motion for summary judgment. On March 30, 2011, Health Management's motion for summary judgment was granted as to all of plaintiffs' claims, except for the breach of confidentiality claim, and plaintiffs' motion for partial summary judgment was denied. On June 15, 2011, the case was stayed pending resolution of the appellate process. On July 8, 2011, the plaintiffs filed a notice of appeal to the United States Court of Appeals for the Eleventh Circuit (Case Number: 11-13069). Oral argument is scheduled for the week of April 30, 2012.

Management does not believe there was a binding acquisition contract with Ascension or any of its subsidiaries and does not believe Health Management breached a confidentiality agreement. Accordingly, management will continue to vigorously defend Health Management against the allegations, including the pending appeal. Management does not believe that the final outcome of this matter will be material.

Medicare Billing Lawsuit. On January 11, 2010, Health Management and one of its subsidiaries were named in a qui tam lawsuit entitled United States of America ex rel. J. Michael Mastej v. Health Management Associates, Inc. et al. in the U.S. District Court for the Middle District of Florida, Tampa Division. The plaintiff's complaint alleged that, among other things, the defendants erroneously submitted claims to Medicare and that those claims were falsely certified to be in compliance with Section 1877 of the Social Security Act of 1935 (commonly known as the "Stark law") and the Anti-Kickback Statute. The plaintiff's complaint further alleged that the defendants' conduct violated the federal False Claims Act of 1863 (the "False Claims Act"). The plaintiff seeks recovery of all Medicare and Medicaid reimbursement that the defendants received as a result of the alleged false certifications and treble damages under the False Claims Act, as well as a civil penalty for each Medicare and Medicaid claim supported by such alleged false certifications. On August 18, 2010, the plaintiff filed a first amended complaint that was similar to the original complaint. On September 27, 2010, the defendants moved to dismiss the first amended complaint for failure to state a claim with the particularity required by Rule 9(b) of the Federal Rules of Civil Procedure and failure to state a claim upon which relief can be granted pursuant to Rule 12(b)(6) of those federal rules. On November 11, 2010, the plaintiff filed a memorandum of law in opposition to the defendants' motion to dismiss. On February 23, 2011, the case was transferred to the U.S. District Court for the Middle District of Florida, Fort Myers Division (No. 2:11-cv-00089-JES-DNF). On May 5, 2011, the plaintiff filed a second amended complaint, which was similar to the first amended complaint. On May 17, 2011, the defendants moved to dismiss the second amended complaint on the same bases set forth in their earlier motion to dismiss. On February 16, 2012, the court granted the defendants' motion to dismiss, without prejudice. The court's order permits the plaintiff to file an amended complaint within 21 days. If the plaintiff amends the complaint, management will vigorously defend Health Management and its subsidiary against the allegations. Management does not believe that the final outcome of this matter will be material.

Governmental Matters. Several Health Management hospitals received letters during the second half of 2009 requesting information in connection with a U.S. Department of Justice ("DOJ") investigation relating to kyphoplasty procedures. Kyphoplasty is a minimally invasive spinal procedure used to treat vertebral compression fractures. The DOJ is currently investigating hospitals and hospital operators in multiple states to determine whether certain Medicare claims for kyphoplasty were incorrect when billed as an inpatient service rather than as an outpatient service. Management believes that the DOJ's investigation originated with a False Claims Act lawsuit against Kyphon, Inc., the company that developed the kyphoplasty procedure. The requested information has been provided to the DOJ and management is cooperating with the investigation. To date, the DOJ has not asserted any monetary or other claims against the Health Management hospitals in this matter. Based on the aggregate billings for inpatient kyphoplasty procedures during the period under review that were performed at the Health Management hospitals subject to the DOJ's inquiry, management does not believe that the final outcome of this matter will be material.

During September 2010, Health Management received a letter from the DOJ indicating that an investigation was being conducted to determine whether certain Health Management hospitals improperly submitted claims for the implantation of implantable cardioverter defibrillators ("ICDs"). The DOJ's investigation covers the period commencing with Medicare's expansion of coverage for ICDs in 2003 to the present. The letter from the DOJ further indicates that the claims submitted by Health Management's hospitals for ICDs and related services need to be reviewed to determine if Medicare coverage and payment was appropriate. During 2010, the DOJ sent similar letters and other requests to a large number of unrelated hospitals and hospital operators across the country as part of a nation-wide review of ICD billing under the Medicare program. Management has, and will continue to, cooperate with the DOJ in its ongoing investigation, which could potentially give rise to claims against Health Management and/or certain of its subsidiary hospitals under the False Claims Act or other statutes, regulations or laws. Additionally, management recently commenced an internal review of hospital medical records related to ICDs that are the subject of the DOJ investigation. To date, the DOJ has not asserted any monetary or other claims against Health Management or its hospitals in this matter and, at this time, management is unable to determine the potential impact, if any, that will result from the final resolution of the investigation.

The U.S. Department of Health and Human Services, Office of Inspector General ("HHS-OIG") and the DOJ, including the Civil Division and U.S. Attorney's Offices in the Eastern District of Pennsylvania, the Middle District of Florida, the Eastern District of Oklahoma, the Middle District of Tennessee, the Western District of North Carolina, the District of South Carolina and the Middle District of Georgia, are currently investigating Health Management and certain of its subsidiaries (HHS-OIG and the DOJ are collectively referred to as "Government Representatives"). Management believes that such investigations relate to the Anti-Kickback Statute, the Stark law and the False Claims Act and are focused on: (i) physician referrals, including financial arrangements with Health Management's whole-hospital physician joint ventures; (ii) the medical necessity of emergency room tests and patient admissions, including whether Pro-Med software has led to any medically unnecessary tests or admissions; and (iii) the medical necessity of certain surgical procedures. Management further believes that the investigations may have originated as a result of qui tam lawsuits filed on behalf of the United States. In connection with the investigations, HHS-OIG served subpoenas on Health Management on May 16, 2011 and July 21, 2011 requesting records. Additionally, Government Representatives have interviewed both current and former employees of Health Management and its subsidiaries. Health Management is conducting internal investigations and has met with Government Representatives on numerous occasions to respond to their inquiries. Management believes that the HHS-OIG subpoenas, which apply system-wide, may have been served pursuant to the authority of HHS-OIG to investigate health care fraud.

On February 22, 2012 and February 24, 2012, HHS-OIG served subpoenas on certain Health Management hospitals relating to those hospitals' relationships with Allegiance Health Management, Inc. ("Allegiance"). Allegiance, which is unrelated to Health Management, is a post acute health care management company that provides intensive outpatient psychiatric ("IOP") services to patients. The Health Management hospitals that were served subpoenas were: (i) Central Mississippi Medical Center in Jackson, Mississippi; (ii) Crossgates River Oaks Hospital in Brandon, Mississippi; (iii) Davis Regional Medical Center in Statesville, North Carolina; (iv) Lake Norman Regional Medical Center in Mooresville, North Carolina; (v) the Medical Center of Southeastern Oklahoma in Durant, Oklahoma; and (vi) Natchez Community Hospital in Natchez, Mississippi. Each of those hospitals has or had a contract with Allegiance. Among other things, the subpoenas seek: (i) documents related to the hospitals' financial relationships with Allegiance; (ii) documents related to patients who received IOP services from Allegiance at the Health Management hospitals, including their patient medical records; (iii) documents relating to complaints or concerns regarding Allegiance's IOP services at the Health Management hospitals; (iv) documents relating to employees, physicians and therapists who were involved in the provision of IOP services provided by Allegiance at the Health Management hospitals; and (v) other documents related to Allegiance including leases, contracts, policies and procedures, training documents, budgets and financial analyses. The period of time covered by the subpoenas is January 1, 2008 through the date of subpoena compliance. Management believes that HHS-OIG has served similar subpoenas on other non-Health Management hospitals that had contracts with Allegiance. Management intends to comply with the investigations. At this time, management is unable to determine the potential impact, if any, that will result from the final resolution of these investigations.

In addition to the abovementioned subpoenas and investigations, certain Health Management hospitals have received other requests for information from state and federal agencies. Management is cooperating with all of the ongoing investigations by collecting and producing the requested materials. Because a large portion of the abovementioned government investigations are in their early stages, management is unable to evaluate the outcome of such matters or determine the potential impact, if any, that could result from their final resolution.

Class Action Lawsuits. On or about January 25, 2012, Health Management, certain of its executive officers and one of its directors were named as defendants in an action entitled Miklen Sapssov v. Health Management Associates, Inc. et al., which was filed in the U. S. District Court for the Middle District of Florida (No. 2:12-CV-00046). This action purports to be brought on behalf of stockholders who purchased Health Management's common stock during the period July 27, 2009 through January 9, 2012. The plaintiff alleges, among other things, that Health Management and the other defendants violated Section 10(b) of the Securities Exchange Act of 1934 by making allegedly false and misleading statements in certain public disclosures regarding Health Management's business and financial results. The plaintiff alleges that Health Management's financial performance was based, in part, on improper billing practices. The plaintiff seeks unspecified damages. A substantially similar purported class action lawsuit, entitled Norfolk County Retirement System v. Health Management Associates, Inc., et al., was filed against the same defendants on or about February 2, 2012 in the U. S. District Court for the Middle District of Florida (No. 8:12-CV-00228). Management intends to vigorously defend Health Management against the allegations in these matters. Because the abovementioned lawsuits are in their early stages, management is unable to evaluate their outcome or determine the potential impact, if any, that could result from their final resolution.

Other. The Company is also a party to various other legal actions arising out of the normal course of its business. Due to the inherent uncertainties of litigation and dispute resolution, management is unable to estimate the ultimate losses, if any, relating to each of the Company's outstanding legal actions and other loss contingencies. Should an unfavorable outcome occur in some or all of its legal and other related matters, there could be a material adverse effect on the Company's financial position, results of operations and liquidity.